Relationships with Third-Parties - Summary of Transactions with Non-executive Directors (Detail) € in Thousands								12 Months Ended
	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Oct. 29, 2010 Warrant	Dec. 31, 2019 EUR (€) Warrant shares	Dec. 31, 2018 EUR (€) Warrant shares	Dec. 31, 2017 EUR (€) Warrant shares
Disclosure of transactions between related parties [line items]
Number of warrants granted | Warrant	273,500	426,050	334,400	353,550	94,400	253,150	61,050	610,250	111,600
Shares owned | Warrant	273,500	401,350	285,084	250,982	35,698	2,500	766	1,292,380	731,229	674,962
Non Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation								€ 430	€ 420	€ 485
Management fees								429	357	387
Total benefits								€ 859	€ 776	€ 872
Number of warrants granted								100,000	20,000	60,000
Number of warrants lapsed								5,000		(2,904)
Cumulative outstanding warrants | shares								190,000	135,000	115,000
Outstanding payables								€ 210	€ 127	€ 194
Shares owned								345,453	345,453	2,512,004